Trade and other payables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Trade and other payables
Trade payables	¥ 649,415	¥ 624,688
Payroll payable	68,969	63,621
Accrued expenses	264,905	155,698
Other taxes payable	52,078	20,633
Deposits	1,875,380	1,833,516
Amount due to related parties (Note 37(c))	13,710	7,490
Others	148,534	103,536
Total	¥ 3,072,991	¥ 2,809,182
Credit period granted by the suppliers, minimum	30 days
Credit period granted by the suppliers, maximum	60 days